Summary of Significant Accounting Policies (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) $ / ¥	Dec. 31, 2022 USD ($) $ / ¥	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Foreign Currency
Foreign currency exchange loss (gain), net	¥ (375)	$ (54)	¥ 394	¥ 4,084
Convenience Translation
Translation to USD	6.8972	6.8972